Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Effective tax rate	0.00%	0.00%	0.00%	0.00%
Net operating loss carryforwards (in Dollars)	$ 5,232,695		$ 5,232,695		$ 2,755,325	$ 30,881